Earnings Per Share, Share Repurchases and Dividends on Common Stock	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share, Share Repurchases and Dividends on Common Stock
2. EARNINGS PER SHARE, SHARE REPURCHASES AND DIVIDENDS ON COMMON STOCK
Basic Earnings Per Share
We calculate basic earnings per share by dividing net earnings by the weighted-average number of shares of common stock outstanding during each period.
Diluted Earnings Per Share
Diluted earnings per share includes the dilutive effect of awards granted to employees under stock-based compensation plans. The dilutive effect of these securities totaled 2.2 million, 3.3 million and 4.3 million shares for the years ended December 31, 2015, 2014 and 2013, respectively. We had no anti-dilutive stock options outstanding for the years ended December 31, 2015, 2014 and 2013, respectively.
Share Repurchases
On May 15, 2013, the company's board of directors authorized a share repurchase program of up to $4.0 billion of the company’s common stock (2013 Repurchase Program). Repurchases under the 2013 Repurchase Program commenced in September 2013 and were completed in March 2015.
On December 4, 2014, the company's board of directors authorized a new share repurchase program of up to $3.0 billion of the company's common stock (2014 Repurchase Program). Repurchases under the 2014 Repurchase Program commenced in March 2015 upon the completion of the company's 2013 Repurchase Program. As of December 31, 2015, repurchases under the 2014 Repurchase Program totaled $2.7 billion; $0.3 billion remained under this share repurchase authorization. By its terms, the 2014 Repurchase Program is set to expire when we have used all authorized funds for repurchases.
On September 16, 2015, the company's board of directors authorized a new share repurchase program of up to $4.0 billion of the company's common stock (2015 Repurchase Program). By its terms, repurchases under the 2015 Repurchase Program are set to commence upon completion of the 2014 Repurchase Program and to expire when we have used all authorized funds for repurchases.
Share repurchases take place from time to time, subject to market conditions and management's discretion, in the open market or in privately negotiated transactions. The company retires its common stock upon repurchase and has not made any purchases of common stock other than in connection with these publicly announced repurchase programs in the periods presented.
The table below summarizes the company’s share repurchases:

Repurchase Program Authorization Date	Amount Authorized (in millions)	Total Shares Retired (in millions)	Average Price Per Share(1)	Date Completed	Shares Repurchased (in millions)

					Year Ended December 31
					2015	2014	2013
June 16, 2010	$5,350	83.7	$63.86	September 2013	—	—	18.6
May 15, 2013	$4,000	32.8	$121.97	March 2015	2.7	21.4	8.7
December 4, 2014	$3,000	16.6	$164.72		16.6	—	—
September 16, 2015	$4,000	—	$—		—	—	—
					19.3	21.4	27.3

(1)	Includes commissions paid.
Dividends on Common Stock
In May 2015, the company increased the quarterly common stock dividend 14 percent to $0.80 per share from the previous amount of $0.70 per share.
In May 2014, the company increased the quarterly common stock dividend 15 percent to $0.70 per share from the previous amount of $0.61 per share.
In May 2013, the company increased the quarterly common stock dividend 11 percent to $0.61 per share from the previous amount of $0.55 per share.